Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 15, 2021
Leases (Details) [Line Items]
Credit facility			$ 1
Interest expenses on lease liabilities	$ 253	$ 190
Total cash outflow for leases	$ 1,474	$ 1,296
Bottom of range [member]
Leases (Details) [Line Items]
Weighted average rate	1.75%	1.96%
Top of range [member]
Leases (Details) [Line Items]
Weighted average rate	4.60%	4.60%